CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions				12 Months Ended
	Jan. 01, 2025	Nov. 29, 2024	May 02, 2013	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025	Nov. 26, 2024	Aug. 13, 2019
Aggregate Liquidation Preference Shares				$ 725.0	$ 1,000.0	$ 775.0
Preferred Stock Issuance Cost				$ 25.1	$ 29.5	$ 21.5
Preference shares liquidation preference, value								$ 225.0	$ 250.0
5.950% Preference Shares (AHL PRC)
Preferred Stock Issuance Cost			$ 4.4
Preference shares liquidation preference, value			$ 275.0				$ 275.0
Preferred Stock, Dividend Rate, Percentage	5.95%	5.95%	5.95%	5.95%	5.95%